OCTOBER 31, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
on franklintempleton.com

TAX-FREE INCOME

Franklin Federal Tax-Free Income Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	49
		Franklin Federal Tax-Free Income Fund	4	Notes to Financial Statements	52
		Performance Summary	8	Shareholder Information	60
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

| 1

Semiannual Report

Franklin Federal Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Federal Tax-Free Income Fund’s semi-annual report for the period ended October 31, 2011.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.47 on April 30, 2011, to $12.00 on October 31, 2011. The Fund’s Class A shares paid dividends totaling 26.16 cents per share for the reporting period.2 The Performance Summary beginning on page 8 shows that at the

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

4 | Semiannual Report

Dividend Distributions[2]
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
May	4.36 cents	3.83 cents	3.85 cents	4.45 cents
June	4.36 cents	3.82 cents	3.84 cents	4.46 cents
July	4.36 cents	3.82 cents	3.84 cents	4.46 cents
August	4.36 cents	3.82 cents	3.84 cents	4.46 cents
September	4.36 cents	3.76 cents	3.82 cents	4.45 cents
October	4.36 cents	3.76 cents	3.82 cents	4.45 cents

end of this reporting period the Fund’s Class A shares’ distribution rate was 4.18% based on an annualization of October’s 4.36 cent per share dividend and the maximum offering price of $12.53 on October 31, 2011. An investor in the 2011 maximum federal personal income tax bracket of 35.00% would need to earn a distribution rate of 6.43% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

Municipal Bond Market Overview

For the six months ended October 31, 2011, the municipal bond market posted a gain of 5.56% as measured by the Barclays Capital (BC) Municipal Bond Index, which tracks investment-grade municipal securities.3 During the same period, Treasuries fared well, rising 6.90% according to the BC U.S. Treasury Index, which tracks various U.S. Treasury securities.3

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the economic recovery slowly made gains with real gross domestic product rising modestly in the second and third quarters of 2011. In Europe, several countries struggled with financial challenges. Amid this volatile environment, the municipal bond market delivered strong results. The tax-exempt market enjoyed an extended period of low supply, thus reducing the availability of bonds to meet investor demand. This reduced supply resulted mostly from the expiration of the Build America Bonds (BAB) program. Total municipal bond issuance was $230 billion from January through October 2011, or approximately 33% less than the same period in 2010.4

3. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

4. Source: Thomson Reuters, “A Decade of Municipal Bond Finance,” 11/9/11.

Semiannual Report | 5

The Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates further supported the municipal market. Municipal bond after-tax yields generally were more attractive than those of other high-quality, taxable bonds.

On August 2, 2011, the U.S. raised its debt ceiling and avoided defaulting on its debt obligations. Independent credit rating agency Standard & Poor’s (S&P) lowered the country’s long-term rating to AA+ from AAA, citing political risks and a rising debt burden.5 A few days later, S&P similarly lowered the long-term ratings of government-sponsored enterprises (GSEs) such as Fannie Mae and Freddie Mac. In addition, all municipal bonds backed by the U.S. government or GSEs were downgraded along with the country’s rating.

S&P’s downgrade of U.S. Treasury securities led to the review of more than 11,000 municipal credits supported by federal programs and agency escrows. Primarily, prerefunded municipals and housing bonds tied to federal subsidy programs were affected by the downgrade. The rating agency continues to review the universe of credits, stating that state and municipal governments that rely less on the national government for revenue and that manage their budgets well enough to weather declines in such funding may retain AAA ratings.

Moody’s Investors Service, another independent credit rating agency, on July 19, 2011, placed five AAA-rated states on its watch list for potential rating cuts based on their dependency on federal funding. After the debt ceiling was raised, Moody’s reconfirmed the AAA rating to states and public finance issuers previously identified as directly or indirectly linked to the U.S. government.5 The same credits are currently assigned a negative outlook based on the identification of certain shared characteristics. The rating agencies planned to review the group of securities based on individual merit in subsequent weeks.

Raising the debt ceiling was agreed upon only with stipulations. Congress enacted the Budget Control Act of 2011 with the potential to reduce the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, one can expect it to impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. One important element to recognize is that most states are constitutionally required to balance their budgets regardless of any monetary changes in aid received from the federal government.

During this reporting period, state and local officials made unpopular and difficult decisions to close budget gaps. Proactive states successfully balanced and passed budgets on time using a variety of measures. For example, they raised tuition and fees at higher education institutions, reduced government expenditures by eliminating and consolidating departments, and lowered aid

5. These do not indicate ratings of the Fund.

6 | Semiannual Report

to various programs. Despite the challenges, many states continued to show mild growth in state revenues.

At period-end, the current climate of low tax-exempt issuance and accommodative Fed policy led us to maintain a positive view of the municipal bond market. Municipal bonds continued to offer attractive yields when compared with Treasury bonds. We intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market to offer our shareholders a monthly tax-free distribution.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, the Fund’s portfolio remains diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, favored longer term bonds during the six months under review. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown
10/31/11

% of Total
Long-Term Investments*

Utilities	16.7%
General Obligation	16.2%
Transportation	15.9%
Hospital & Health Care	12.4%
Subject to Government Appropriations	11.3%
Tax-Supported	6.8%
Other Revenue	6.5%
Refunded	6.1%
Higher Education	5.5%
Corporate-Backed	1.3%
Housing	1.3%

*Does not include short-term investments and other net assets.

Semiannual Report | 7

Performance Summary as of 10/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKTIX)			Change	10/31/11	4/30/11
Net Asset Value (NAV)		+$	0.53	$12.00	$11.47
Distributions (5/1/11–10/31/11)
Dividend Income	$0.2616
Class B (Symbol: FFTBX)			Change	10/31/11	4/30/11
Net Asset Value (NAV)		+$	0.53	$12.00	$11.47
Distributions (5/1/11–10/31/11)
Dividend Income	$0.2281
Class C (Symbol: FRFTX)			Change	10/31/11	4/30/11
Net Asset Value (NAV)		+$	0.54	$12.00	$11.46
Distributions (5/1/11–10/31/11)
Dividend Income	$0.2301
Advisor Class (Symbol: FAFTX)			Change	10/31/11	4/30/11
Net Asset Value (NAV)		+$	0.53	$12.01	$11.48
Distributions (5/1/11–10/31/11)
Dividend Income	$0.2673

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.98%		+	4.14%	+	23.45%	+	58.36%
Average Annual Total Return[2]	+	2.42%			-0.25%	+	3.40%	+	4.25%
Avg. Ann. Total Return (9/30/11)[3]					-0.31%	+	3.63%	+	4.39%
Distribution Rate[4]			4.18%
Taxable Equivalent Distribution Rate[5]			6.43%
30-Day Standardized Yield[6]			3.43%
Taxable Equivalent Yield[5]			5.28%
Total Annual Operating Expenses[7]			0.62%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.67%		+	3.53%	+	20.09%	+	51.44%
Average Annual Total Return[2]	+	2.67%			-0.45%	+	3.39%	+	4.24%
Avg. Ann. Total Return (9/30/11)[3]					-0.38%	+	3.61%	+	4.38%
Distribution Rate[4]			3.76%
Taxable Equivalent Distribution Rate[5]			5.78%
30-Day Standardized Yield[6]			3.04%
Taxable Equivalent Yield[5]			4.68%
Total Annual Operating Expenses[7]			1.17%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	6.78%		+	3.57%	+	20.20%	+	49.95%
Average Annual Total Return[2]	+	5.78%		+	2.57%	+	3.75%	+	4.13%
Avg. Ann. Total Return (9/30/11)[3]				+	2.65%	+	3.96%	+	4.27%
Distribution Rate[4]			3.82%
Taxable Equivalent Distribution Rate[5]			5.88%
30-Day Standardized Yield[6]			3.03%
Taxable Equivalent Yield[5]			4.66%
Total Annual Operating Expenses[7]			1.17%
Advisor Class[8]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	7.02%		+	4.23%	+	24.11%	+	59.83%
Average Annual Total Return[2]	+	7.02%		+	4.23%	+	4.41%	+	4.80%
Avg. Ann. Total Return (9/30/11)[3]				+	4.31%	+	4.63%	+	4.94%
Distribution Rate[4]			4.45%
Taxable Equivalent Distribution Rate[5]			6.85%
30-Day Standardized Yield[6]			3.68%
Taxable Equivalent Yield[5]			5.66%
Total Annual Operating Expenses[7]			0.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 5/1/11	Value 10/31/11	Period* 5/1/11–10/31/11
Actual	$1,000	$1,069.80	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$3.10
Class B
Actual	$1,000	$1,066.70	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.89
Class C
Actual	$1,000	$1,067.80	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.89
Advisor Class
Actual	$1,000	$1,070.20	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.57	$2.59

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; B: 1.16%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

12 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights

Class A	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.47	$11.89	$11.21	$11.82	$12.11	$11.99
Income from investment operations[a]:						
Net investment income[b]	0.26	0.52	0.52	0.53	0.53	0.55
Net realized and unrealized gains (losses)	0.53	(0.43)	0.69	(0.61)	(0.29)	0.12
Total from investment operations	0.79	0.09	1.21	(0.08)	0.24	0.67
Less distributions from net investment income	(0.26)	(0.51)	(0.53)	(0.53)	(0.53)	(0.55)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$12.00	$11.47	$11.89	$11.21	$11.82	$12.11
Total return[e]	6.98%	0.78%	11.00%	(0.55)%	2.06%	5.66%
Ratios to average net assets[f]						
Expenses	0.61%	0.62%	0.61%	0.61%	0.60%	0.61%
Net investment income	4.41%	4.41%	4.51%	4.73%	4.44%	4.58%
Supplemental data						
Net assets, end of period (000's)	$8,194,942	$7,925,674	$8,768,920	$7,513,448	$6,901,918	$6,570,140
Portfolio turnover rate	2.68%	14.14%	8.16%	6.74%	15.47%	6.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

Class B	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.47	$11.88	$11.21	$11.81	$12.10	$11.98
Income from investment operations[a]:						
Net investment income[b]	0.23	0.45	0.46	0.47	0.46	0.49
Net realized and unrealized gains (losses)	0.53	(0.42)	0.67	(0.60)	(0.29)	0.11
Total from investment operations	0.76	0.03	1.13	(0.13)	0.17	0.60
Less distributions from net investment income	(0.23)	(0.44)	(0.46)	(0.47)	(0.46)	(0.48)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$12.00	$11.47	$11.88	$11.21	$11.81	$12.10
Total return[e]	6.67%	0.28%	10.28%	(1.02)%	1.49%	5.08%
Ratios to average net assets[f]						
Expenses	1.16%	1.17%	1.17%	1.17%	1.16%	1.17%
Net investment income	3.86%	3.86%	3.95%	4.17%	3.88%	4.02%
Supplemental data						
Net assets, end of period (000's)	$18,133	$30,321	$78,742	$130,925	$178,156	$225,834
Portfolio turnover rate	2.68%	14.14%	8.16%	6.74%	15.47%	6.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

Class C	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.46	$11.88	$11.21	$11.81	$12.11	$11.99
Income from investment operations[a]:						
Net investment income[b]	0.23	0.45	0.46	0.47	0.46	0.49
Net realized and unrealized gains (losses)	0.54	(0.42)	0.67	(0.60)	(0.30)	0.11
Total from investment operations	0.77	0.03	1.13	(0.13)	0.16	0.60
Less distributions from net investment income	(0.23)	(0.45)	(0.46)	(0.47)	(0.46)	(0.48)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$12.00	$11.46	$11.88	$11.21	$11.81	$12.11
Total return[e]	6.78%	0.22%	10.31%	(1.01)%	1.41%	5.08%
Ratios to average net assets[f]						
Expenses	1.16%	1.17%	1.17%	1.17%	1.16%	1.17%
Net investment income	3.86%	3.86%	3.95%	4.17%	3.88%	4.02%
Supplemental data						
Net assets, end of period (000's)	$1,172,507	$1,116,089	$1,222,493	$808,779	$594,724	$449,918
Portfolio turnover rate	2.68%	14.14%	8.16%	6.74%	15.47%	6.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

Advisor Class	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011	2010	2009	2008	2007
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.48	$11.89	$11.22	$11.82	$12.12	$12.00
Income from investment operations[a]:						
Net investment income[b]	0.27	0.53	0.54	0.54	0.54	0.57
Net realized and unrealized gains (losses)	0.53	(0.42)	0.67	(0.60)	(0.30)	0.11
Total from investment operations	0.80	0.11	1.21	(0.06)	0.24	0.68
Less distributions from net investment income	(0.27)	(0.52)	(0.54)	(0.54)	(0.54)	(0.56)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$12.01	$11.48	$11.89	$11.22	$11.82	$12.12
Total return[e]	7.02%	0.96%	11.01%	(0.38)%	2.07%	5.76%
Ratios to average net assets[f]						
Expenses	0.51%	0.52%	0.52%	0.52%	0.51%	0.52%
Net investment income	4.51%	4.51%	4.60%	4.82%	4.53%	4.67%
Supplemental data						
Net assets, end of period (000's)	$1,163,489	$1,079,061	$875,566	$458,341	$252,943	$191,387
Portfolio turnover rate	2.68%	14.14%	8.16%	6.74%	15.47%	6.13%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.6%
Alabama 1.1%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$6,000,000	$6,400,200
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.125%,
1/01/34	5,600,000	5,843,264
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
Refunding, 6.00%, 8/01/29	12,000,000	12,000,600
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series B, 5.50%, 9/01/33	18,500,000	19,575,960
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
9/01/14	1,445,000	1,447,529
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,208,750
Montgomery County PBA Revenue, wts., Facilities Project, NATL Insured, 5.00%,
3/01/31	6,250,000	6,505,875
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
Student Housing LLC University of Alabama Ridgecrest Residential Project,
Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,386,600
University of Alabama General Revenue, Series A,
NATL Insured, 5.00%, 7/01/29	10,000,000	10,455,300
NATL Insured, 5.00%, 7/01/34	10,500,000	10,775,310
XLCA Insured, 5.00%, 7/01/28	5,000,000	5,256,000
XLCA Insured, 5.00%, 7/01/32	5,500,000	5,703,060
University of South Alabama University Revenue, Tuition, Capital Improvement, Refunding,
AMBAC Insured, 5.00%, 12/01/36	11,570,000	11,882,390
		112,440,838
Alaska 0.5%
Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
12/01/29	4,000,000	4,108,800
12/01/30	3,500,000	3,588,060
Alaska State International Airports Revenues,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,169,309
Series C, 5.00%, 10/01/33	12,565,000	13,077,652
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center,
Assured Guaranty, 6.00%, 9/01/32	20,000,000	22,578,400
		48,522,221
Arizona 3.1%
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%,
10/01/27	14,440,000	15,476,936
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,034,850
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
7/01/29	14,465,000	12,366,996
7/01/36	15,000,000	11,972,400
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A,
6.25%, 7/01/38	10,000,000	10,237,800
Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37	19,000,000	19,009,500
Maricopa County PCC, PCR, El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,051,800
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	8,103,168

Semiannual Report | 17

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	$24,000,000	$24,608,880
senior lien, Series A, 5.00%, 7/01/33	28,000,000	28,975,520
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
7/01/32	6,000,000	6,075,360
7/01/34	5,000,000	5,010,050
7/01/35	9,860,000	9,857,042
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
5.00%, 7/01/32	21,095,000	22,531,570
Series A, 5.00%, 7/01/34	10,000,000	10,718,900
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,020,000
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31	8,900,000	9,056,551
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	22,500,000	23,020,200
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Series A, Pre-Refunded, 5.125%, 1/01/27	23,095,000	23,508,863
Salt River Project, Series B, Pre-Refunded, 5.00%, 1/01/25	17,500,000	18,435,725
Series A, 5.00%, 1/01/38	10,000,000	10,501,800
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37	5,000,000	4,533,800
University Medical Center Corp. Hospital Revenue, 5.00%, 7/01/35	7,000,000	6,384,140
		327,491,851
Arkansas 0.0%†
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, NATL RE,
FGIC Insured, 5.00%, 12/01/27	5,000,000	5,106,250
California 12.8%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
Series F, 5.00%, 4/01/31	20,000,000	20,605,000
Series F-1, 5.00%, 4/01/28	24,000,000	25,446,240
Series F-1, 5.00%, 4/01/34	20,250,000	21,013,223
Series F-1, 5.00%, 4/01/34	9,530,000	9,936,931
Series F-1, 5.00%, 4/01/39	14,000,000	14,543,480
Series F-1, 5.50%, 4/01/43	30,000,000	31,739,100
California Educational Facilities Authority Revenue, Carnegie Institute of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	26,322,682
California Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	5,704,850
11/01/38	8,000,000	8,613,600
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,134,755
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	32,552,334
California State GO,
6.00%, 5/01/18	535,000	547,701
5.90%, 4/01/23	1,200,000	1,218,588
5.00%, 10/01/29	15,000,000	15,687,000

18 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO, (continued)
5.25%, 11/01/40	$50,000,000	$51,078,000
FGIC Insured, 6.00%, 5/01/20	850,000	868,513
Refunding, 5.00%, 2/01/26	27,000,000	27,133,110
Refunding, 5.00%, 2/01/26	20,000,000	20,636,000
Various Purpose, 5.25%, 11/01/25	16,260,000	17,046,821
Various Purpose, 5.50%, 11/01/33	2,500,000	2,581,375
Various Purpose, 6.00%, 4/01/38	100,000,000	110,420,000
Various Purpose, 6.00%, 11/01/39	25,000,000	27,636,000
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,355,700
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,396,680
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	20,375,400
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,345,750
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,043,345
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/27	3,980,000	4,437,382
Department of General Services, Buildings 8 and 9, Series A, 6.125%, 4/01/29	5,000,000	5,497,100
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	32,405,214
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	14,721,296
California Statewide CDA Revenue,
Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	9,705,800
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,164,100
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,167,800
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	15,000,000	15,531,600
Corona-Norco USD, GO, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	1,359,900
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	2,690,253
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	6,866,470
Foothill/Eastern Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, 5.85%, 1/15/23	35,000,000	35,216,300
Capital Appreciation, Refunding, zero cpn., 1/15/24	65,000,000	31,080,400
Refunding, 5.75%, 1/15/40	20,000,000	18,237,800
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Series A-1, Pre-Refunded, 6.25%, 6/01/33	16,245,000	17,413,503
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	12,206,397
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D,
zero cpn., 8/01/39	45,000,000	6,291,000
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed
Bonds, Turbo Capital Appreciation, Series C-1, zero cpn., 6/01/36	100,000,000	9,087,000
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D,
zero cpn.,
8/01/35	10,500,000	1,888,845
8/01/40	10,000,000	1,182,500
8/01/41	13,590,000	1,476,418
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%,
8/01/39	30,000,000	32,904,600

Semiannual Report | 19

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,
	Senior, Refunding, Series A, 5.00%, 5/15/40	$25,485,000	$26,821,943
	senior bond, Series D, 5.00%, 5/15/40	50,000,000	52,696,500
	Los Angeles USD, GO,
	Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	28,943,340
	Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	54,570,327
	Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26	10,250,000	10,914,610
	Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,407,900
	Series KRY, 5.25%, 7/01/34	36,625,000	39,226,107
	Los Angeles Wastewater System Revenue, Refunding, NATL Insured, 5.00%, 6/01/25	10,000,000	10,482,700
M	-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	14,216,375
	Metropolitan Water District of Southern California Waterworks Revenue, Series B-2, NATL RE,
	FGIC Insured, Pre-Refunded, 5.00%, 10/01/27	9,645,000	10,488,841
	New Haven USD, GO, Capital Appreciation, Assured Guaranty, zero cpn.,
	8/01/31	2,055,000	629,837
	8/01/32	7,830,000	2,228,653
	8/01/33	7,660,000	2,030,589
	Placentia-Yorba Linda USD, GO, Election of 2008, Series A, 5.25%, 8/01/32	24,490,000	25,735,561
	Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	5,802,536
	Rialto USD, GO, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	4,167,400
	Sacramento County Airport System Revenue, Senior Series B, AGMC Insured, 5.25%,
	7/01/33	16,355,000	16,269,954
	San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%,
	8/01/34	15,000,000	16,236,450
	San Francisco City and County COP, Multiple Capital Improvement Project, Series A, 5.25%,
	4/01/31	10,000,000	10,252,300
	San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
	Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	45,775,000
	senior lien, 5.00%, 1/01/33	5,000,000	3,818,150
	senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,048,330
	San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
	Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41,	20,000,000	7,217,200
	zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	5,725,000	2,131,246
	Santa Ana USD, GO, Capital Appreciation, Election of 2008, Series B, Assured Guaranty,
	zero cpn.,
	8/01/35	10,000,000	2,250,900
	8/01/36	18,865,000	3,949,765
	8/01/37	10,000,000	1,960,600
	Santa Clara County GO, 5.00%, 8/01/34	25,000,000	26,563,750
	Upland USD, GO, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	8,398,579
	Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,148,410
	West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
	8/01/29	10,000,000	3,343,700
	8/01/30	20,845,000	6,493,426
	8/01/31	20,000,000	5,765,400
	8/01/32	10,730,000	2,863,730
	Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn., 8/01/34	20,000,000	4,360,600
			1,346,724,565

20 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Colorado 2.0%
	Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
	8/01/32	$10,000,000	$10,529,100
	8/01/36	41,235,000	43,114,904
	8/01/39	26,930,000	28,115,458
	Colorado State Board of Governors University Enterprise System Revenue, Series A,
	AGMC Insured, 5.00%, 3/01/37	10,000,000	10,372,900
	NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,372,900
	Colorado State Health Facilities Authority Revenue,
	Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%,
	3/01/36	10,000,000	10,254,900
	Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,082,100
	Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,052,850
	Colorado State Higher Education Capital Construction Lease Purchase Financing Program
	COP,
	5.50%, 11/01/27	7,335,000	7,930,822
Pre	-Refunded, 5.50%, 11/01/27	2,665,000	3,322,216
	Colorado Water Resources and Power Development Authority Water Resources Revenue,
	Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,025,200
	Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
	5/15/35	9,950,000	9,988,108
	Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
	Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,657,120
	Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	21,869,600
	Pueblo County School District No. 060 GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
	12/15/22	5,500,000	5,786,660
	Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/34	10,000,000	10,274,900
	University of Colorado Enterprise System Revenue, Series A, 5.375%, 6/01/32	3,500,000	3,833,375
	University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
	11/15/29	8,500,000	8,506,885
			213,089,998
	Connecticut 0.0%†
	Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
	5.80%, 8/20/39	2,515,000	2,641,127
	District of Columbia 2.6%
	District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
	2/01/24	12,120,000	12,904,528
	2/01/25	7,000,000	7,416,080
	2/01/26	9,950,000	10,501,230
	District of Columbia GO, Series E, NATL Insured, ETM, 6.00%, 6/01/13	15,000	15,065
	District of Columbia Hospital Revenue, Children’s Hospital Obligation, Sub Series 1,
	AGMC Insured, 5.45%, 7/15/35	24,515,000	25,353,413
	District of Columbia Income Tax Secured Revenue,
	Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,894,000
	Series A, 5.25%, 12/01/34	11,000,000	11,996,270

Semiannual Report | 21

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

22 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%,
10/01/41	$4,750,000	$5,087,013
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,081,500
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%,
10/01/38	5,000,000	5,153,150
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,423,325
Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24	13,500,000	13,658,220
Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured,
5.00%, 7/01/27	5,000,000	5,121,400
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	17,108,792
Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30	20,175,000	20,288,383
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
5.00%, 11/15/36	17,950,000	18,145,296
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,193,224
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/26	20,000,000	20,029,000
Jacksonville Transportation Revenue, NATL Insured, 5.00%, 10/01/31	5,000,000	5,008,400
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
CIFG Insured, 5.00%, 10/01/35	10,645,000	10,738,570
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	15,000,000	14,214,000
Refunding, Series A, 5.50%, 10/01/36	20,000,000	20,645,800
Refunding, Series A, Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,088,220
Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,059,150
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Series A,
5.50%, 4/01/38	12,500,000	12,754,000
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%,
7/01/40	30,265,000	30,292,541
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%,
7/01/33	20,000,000	21,711,200
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
NATL Insured, 5.00%, 6/01/30	10,630,000	10,341,183
Miami-Dade County School Board COP, Assured Guaranty, 5.25%, 2/01/27	10,000,000	10,752,800
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,041,400
sub. bond, Series B, NATL Insured, zero cpn., 10/01/34	5,500,000	1,217,810
Miami-Dade County Transit Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%,
7/01/38	18,845,000	19,035,146
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare
System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	20,682,200
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	16,153,500
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments,
second lien sub. bonds, Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	18,133,143
third lien sub. bonds, Series C, Assured Guaranty, 5.50%, 11/01/38	5,000,000	4,842,950
Orlando-Orange County Expressway Authority Revenue,
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,435,720
Series B, AMBAC Insured, 5.00%, 7/01/28	10,630,000	10,793,489
Series C, 5.00%, 7/01/40	15,000,000	15,456,150

Semiannual Report | 23

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Palm Beach County School Board COP, Refunding, Series D, AGMC Insured, 5.00%,
8/01/28	$25,000,000	$25,327,250
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
10/01/28	10,000,000	11,024,400
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.25%, 10/01/38	16,500,000	17,077,995
Port St. Lucie GO, NATL Insured, 5.00%, 7/01/32	7,000,000	7,238,210
Port St. Lucie Utility Revenue, System, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,143,400
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding,
4.75%, 5/01/28	10,000,000	10,115,600
5.00%, 5/01/36	12,500,000	12,707,750
South Lake County Hospital District Revenue, South Lake Hospital, Series A, 6.25%,
4/01/39	5,735,000	5,802,329
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
Group, 5.00%, 8/15/32	31,070,000	31,629,571
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	6,033,697
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,523,600
		748,828,252
Georgia 4.2%
Athens-Clarke County Unified Government Water and Sewer Revenue, 5.50%, 1/01/38	14,500,000	15,682,475
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	19,500,000	19,858,215
Series J, AGMC Insured, 5.00%, 1/01/29	10,000,000	10,248,800
Atlanta Airport Revenue, General, Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,256,450
Atlanta Development Authority Revenue,
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	6,632,546
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,143,828
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,096,450
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,047,400
Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%,
1/01/27	5,000,000	5,039,200
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
Series A, XLCA Insured, 5.00%, 9/01/30	10,000,000	10,134,800
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	20,000,000	22,471,000
Series A, NATL Insured, 5.00%, 11/01/33	13,000,000	13,048,360
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	31,190,400
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project,
5.00%, 7/01/33	5,000,000	5,078,900
5.25%, 7/01/38	10,000,000	10,282,000
Bulloch County Development Authority Revenue, Assured Guaranty, 5.375%, 7/01/39	23,075,000	24,305,821
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,553,200
Series E, 7.00%, 1/01/23	25,000,000	29,281,000
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
NATL Insured, 5.00%, 1/01/27	5,000,000	5,178,900

24 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Clayton County Development Authority Student Housing and Activity Center Revenue,		
CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	$ 11,125,000	$ 11,444,399
Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28	18,000,000	18,561,240
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia		
Gwinnett College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	10,894,600
Georgia State Higher Education Facilities Authority Revenue,		
USG Real Estate Foundation I LLC Project, 5.50%, 6/15/34	10,000,000	10,435,100
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,023,897
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,219,650
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,041,550
Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,		
5.00%, 1/01/25	5,000,000	5,158,950
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital		
System Inc. Project, Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27	10,000,000	10,341,400
Gwinnett County Water and Sewerage Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	20,000,000	20,747,800
Henry County and Henry County Water and Sewer Authority Revenue, Refunding and		
Improvement, Series A, NATL Insured, 5.00%, 2/01/26	5,770,000	5,999,877
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare		
Project, 5.25%, 10/01/35	10,485,000	10,537,320
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured,		
5.00%, 3/01/32	1,805,000	1,877,561
Pre-Refunded, 5.00%, 3/01/32	4,270,000	5,049,232
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/28	5,000,000	4,881,600
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional		
Healthcare Systems, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	10,974,700
Private Colleges and Universities Authority Revenue, Emory University, Refunding, Series C,		
5.25%, 9/01/39	21,000,000	22,704,150
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer		
Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,041,300
		438,464,071
Hawaii 0.4%		
Hawaii State Airports System Revenue, Second Series,		
ETM, 6.90%, 7/01/12	130,000	135,333
NATL Insured, ETM, 6.90%, 7/01/12	110,000	114,474
Hawaii State Department of Budget and Finance Special Purpose Revenue,		
Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39	7,500,000	8,016,225
Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13	300,000	300,627
Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18	2,040,000	2,042,326
Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28	1,470,000	1,470,426
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,		
Series A, FNMA Insured, 5.75%, 7/01/30	115,000	115,013
Honolulu City and County Board of Water Supply Water System Revenue, Refunding,		
Series A, NATL Insured, 5.00%, 7/01/36	20,000,000	20,841,800
Honolulu City and County GO, ETM, 6.00%, 12/01/14	150,000	174,013
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,		
6/20/35	1,135,000	1,136,441
[a]Honolulu City and County Wastewater System Revenue, Senior Series A, 5.00%, 7/01/38	10,000,000	10,695,000
		45,041,678

Semiannual Report | 25

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
Idaho 0.1%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	$ 12,500,000	$ 13,785,500
Illinois 5.9%		
Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,866,721
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian Insured, 5.125%, 11/01/37	5,000,000	4,762,150
Chicago Board of Education GO,		
Refunding, 5.00%, 12/01/31	12,500,000	12,599,375
Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	17,020,476
[a]Series A, 5.50%, 12/01/39	6,500,000	6,854,575
Chicago GO,		
Lakefront Millennium Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,524,548
Refunding, Series A, 5.25%, 1/01/37	13,785,000	13,870,467
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	13,733,261
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	26,381,160
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	20,990,312
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/35	12,850,000	13,253,361
General, third lien, Series A, 5.75%, 1/01/39	5,000,000	5,413,900
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,742,145
[a]Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,323,500
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	18,829,980
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,011,161
Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A, NATL Insured, 5.50%, 5/15/21	10,000,000	10,005,000
Illinois Finance Authority Revenue,		
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	47,725,200
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,215,000	16,811,388
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	14,931,561
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	28,980,907
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,314,100
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,667,350
Rush University Medical Center, Refunding, Series B, NATL Insured, 5.75%, 11/01/28	2,500,000	2,588,650
Rush University Medical Center, Refunding, Series B, NATL Insured, 5.25%, 11/01/35	3,000,000	3,010,440
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	11,145,800
Sherman Health System, Series A, 5.50%, 8/01/37	5,000,000	4,642,950
Illinois Health Facilities Authority Revenue,		
Loyola University Health Systems, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,617,210
Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28	7,500,000	7,247,700
South Suburban Hospital, ETM, 7.00%, 2/15/18	3,440,000	3,906,051
Illinois Municipal Electric Agency Power Supply Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/35	20,000,000	20,405,000
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,571,500
Normal LLC, Illinois State University, 7.00%, 4/01/43	7,500,000	7,889,625

26 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Semiannual Report | 27

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc.,
Refunding, Series B, 6.00%, 8/01/39	$10,000,000	$10,929,900
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project,
6.375%, 9/15/41	12,500,000	12,566,875
Indiana State Finance Authority Wastewater Utility Revenue, first lien, CWA Authority Inc.,
Series A, 5.25%, 10/01/38	12,000,000	12,693,120
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project,
Series F, Assured Guaranty, 5.00%, 1/01/35	10,000,000	10,554,500
Jasper County EDR, Georgia-Pacific Corp. Project,
5.625%, 12/01/27	3,500,000	3,499,825
Refunding, 6.70%, 4/01/29	3,000,000	3,001,770
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C,
NATL Insured, 5.60%, 11/01/16	5,000,000	5,586,500
Madison County Authority Anderson Hospital Revenue, Refunding, Series A, NATL Insured,
8.00%, 1/01/14	45,000	45,245
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
10/01/28	2,000,000	2,208,160
		109,719,800
Kansas 0.6%
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
Series A, NATL Insured, 5.30%, 6/01/31	18,000,000	18,429,660
Series B, NATL Insured, 4.85%, 6/01/31	8,000,000	8,177,440
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,758,563
Susan B. Allen Memorial Hospital, Series Z, Radian Insured, 5.25%, 12/15/23	2,000,000	1,983,960
Kansas State Development Finance Authority Revenue, Water Pollution Control, Revolving
Fund, Series II, Pre-Refunded, 5.125%, 11/01/18	5,000,000	5,000,000
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center
Hotel, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	16,853,400
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A,
BHAC Insured, 5.25%, 9/01/34	5,000,000	5,436,300
		62,639,323
Kentucky 1.4%
Carroll County Environmental Facilities Revenue, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,307,500
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/13	6,825,000	6,631,443
8/15/14	6,860,000	6,519,058
8/15/16	7,005,000	6,217,148
8/15/17	7,115,000	6,082,329
Kentucky Economic Development Finance Authority Health System Revenue, Norton
Healthcare Inc.,
Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	6,123,165
Refunding, Series C, NATL Insured, 6.05%, 10/01/19	7,385,000	7,776,553
Refunding, Series C, NATL Insured, 6.10%, 10/01/21	6,050,000	6,364,842
Refunding, Series C, NATL Insured, 6.10%, 10/01/23	11,295,000	11,822,928
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/19	3,695,000	4,113,607

28 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Semiannual Report | 29

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Series B, 5.00%, 5/01/45	$23,690,000	$24,928,513
Series A, AGMC Insured, 5.00%, 5/01/35	31,040,000	31,758,266
Series A, AMBAC Insured, 5.00%, 6/01/27	19,250,000	19,454,050
New Orleans GO,
Public Improvement, NATL Insured, 5.00%, 10/01/33	3,545,000	3,479,772
Radian Insured, 5.00%, 12/01/27	5,935,000	6,027,942
Radian Insured, 5.125%, 12/01/33	11,645,000	11,621,593
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13	1,490,000	1,495,677
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/36	6,230,000	6,340,146
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
6/01/37	40,500,000	39,678,660
		290,940,869
Maine 0.4%
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty,
5.875%, 12/01/39	16,600,000	17,304,172
Maine Health and Higher Educational Facilities Authority Revenue,
MaineGeneral Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,408,143
MaineGeneral Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,477,600
Series A, NATL Insured, 5.00%, 7/01/32	6,045,000	6,121,469
		38,311,384
Maryland 0.6%
Baltimore Project Revenue, Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,592,597
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,872,700
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%, 6/01/33	15,000,000	14,960,100
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,381,300
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,111,990
Upper Chesapeake Hospitals, Series C, 6.00%, 1/01/38	5,000,000	5,165,600
Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	19,519,685
		60,603,972
Massachusetts 2.6%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A,
5.25%, 7/01/34	27,630,000	29,983,800
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
5.00%, 7/01/28	10,000,000	11,728,500
Massachusetts Educational Financing Authority Education Loan Revenue,
Series H, Assured Guaranty, 6.35%, 1/01/30	6,775,000	7,014,699
Series I, 6.00%, 1/01/28	18,300,000	19,575,876
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,961,620

30 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Development Finance Agency Revenue,
Brandeis University, Refunding, Series O-1, 5.00%, 10/01/40	$19,865,000	$20,254,155
Massachusetts/Saltonstall Building Redevelopment Corp. Project, 100 Cambridge Street
Redevelopment, Series A, NATL Insured, 5.125%, 8/01/28	6,735,000	6,685,835
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,242,900
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,624,100
NATL Insured, Pre-Refunded, 5.00%, 8/01/22	4,100,000	4,239,400
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,158,000
Berkshire Health System, Series E, 6.25%, 10/01/31	2,250,000	2,257,043
Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25	4,500,000	4,507,785
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	9,316,100
Northeastern University, Series A, 5.00%, 10/01/35	20,000,000	20,623,000
Northeastern University, Series R, 5.00%, 10/01/33	6,830,000	6,965,575
Springfield College, 5.50%, 10/15/31	1,710,000	1,717,592
Springfield College, 5.625%, 10/15/40	7,000,000	6,916,000
Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38	10,000,000	10,820,400
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, 5.00%, 8/15/30	15,000,000	15,987,300
AMBAC Insured, 4.50%, 8/15/35	30,000,000	30,502,500
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A,
5.00%, 8/01/32	225,000	228,528
Pre-Refunded, 5.00%, 8/01/32	4,775,000	4,944,656
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,458
		277,706,822
Michigan 3.5%
Anchor Bay School District GO, Pre-Refunded, 5.00%, 5/01/29	5,000,000	5,000,000
Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27	5,310,000	5,439,192
Detroit City School District GO, School Building and Site Improvement,
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	14,925,000	15,288,125
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,000,000	2,134,460
Series B, FGIC Insured, 5.00%, 5/01/33	16,870,000	16,500,378
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	23,090,175
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%,
7/01/30	5,470,000	5,430,288
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,890,700
senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	10,477,200
senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	32,701,587
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	17,575,176
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%,
2/01/27	8,625,000	8,628,364
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%,
5/01/31	21,800,000	22,032,606
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,693,200
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,203,590

	Semiannual Report | 31

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Building Authority Revenue, (continued)
Facilities Program, Series H, 5.125%, 10/15/33	$12,500,000	$13,102,125
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,341,050
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	9,746,364
Michigan State Finance Authority Revenue, 5.50%, 6/01/21	10,000,000	10,516,300
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,167,140
5.50%, 11/01/25	1,000,000	1,117,570
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,389,300
Michigan State Hospital Finance Authority Revenue, Mid-Michigan Obligation Group,
Series A,
6.00%, 6/01/29	4,000,000	4,236,640
6.125%, 6/01/39	5,000,000	5,273,550
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Education, Refunding,
5.625%, 7/01/20	7,000,000	8,217,020
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,041,300
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%,
11/01/30	10,000,000	10,000,000
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
Senior Series A, 6.00%, 6/01/34	42,680,000	32,211,877
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
Refunding, 8.25%, 9/01/39	20,000,000	23,642,600
Refunding, Series W, 6.375%, 8/01/29	10,000,000	10,819,700
Series M, NATL Insured, 5.25%, 11/15/31	10,000,000	9,999,500
Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,118,200
West Ottawa Public School District GO, Series A, 5.00%, 5/01/27	5,000,000	5,051,200
		370,076,477
Minnesota 0.3%
Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26	9,100,000	9,098,999
Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29	1,500,000	1,481,325
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,304,380
6.75%, 11/15/32	6,250,000	6,978,000
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
Refunding, Series A, NATL Insured, 5.75%, 11/15/26	510,000	510,362
University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13	1,250,000	1,344,313
		31,717,379
Mississippi 0.8%
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%,
2/01/26	36,500,000	36,595,265
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
5.875%, 4/01/22	40,000,000	40,241,600
5.90%, 5/01/22	8,250,000	8,299,913
Mississippi State GO, Refunding, 5.75%, 12/01/12	2,000,000	2,114,280
		87,251,058

32 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Missouri 0.7%
Jackson County Special Obligation Revenue, NATL Insured, 5.00%, 12/01/22	$9,095,000	$9,305,731
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
Series A, NATL Insured, 5.00%, 12/01/30	11,500,000	11,518,975
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,368,900
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	12,776,920
Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
10/15/28	8,250,000	8,620,343
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,757,200
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
5.40%, 5/15/28	4,000,000	3,434,760
		75,782,829
Montana 0.2%
Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
3/01/31	20,000,000	20,230,600
Nebraska 1.4%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured,
5.00%, 12/15/31	5,795,000	6,176,427
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%,
12/01/28	5,000,000	5,650,300
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	26,033,200
Lincoln Electric System Revenue, 5.00%, 9/01/31	8,645,000	9,169,060
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health
Services Project, Series A-1, 6.00%, 7/01/33	12,000,000	12,380,400
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39	5,000,000	5,407,350
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	30,960,300
Series A, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/26	12,500,000	12,750,250
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%,
6/01/36	9,000,000	9,607,320
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A,
AMBAC Insured, 5.00%, 2/01/30	12,165,000	12,824,099
University of Nebraska Revenues,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,307,750
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,466,950
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,322,500
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,329,300
		152,385,206
Nevada 0.5%
Clark County Airport Revenue, sub. lien, Series A-2, NATL RE, FGIC Insured, 5.125%,
7/01/27	10,000,000	10,242,700
Clark County School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,258,350
Series C, AGMC Insured, 5.00%, 6/15/21	10,000,000	10,752,700

Semiannual Report | 33

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
12/01/17	$9,105,000	$9,141,147
Washoe County GO, Reno Sparks Convention, Refunding, Series A, NATL RE, FGIC Insured,
5.00%, 7/01/24	5,000,000	5,010,250
		51,405,147
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
6/20/33	5,167,000	5,170,875
New Hampshire Health and Education Facilities Authority Revenue,
Exeter Project, 6.00%, 10/01/24	2,000,000	2,022,980
Exeter Project, 5.75%, 10/01/31	1,000,000	1,010,680
The Memorial Hospital, Refunding, 5.25%, 6/01/26	1,000,000	923,180
The Memorial Hospital, Refunding, 5.25%, 6/01/36	1,100,000	951,610
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
Catholic Charities, 5.80%, 8/01/22	1,050,000	1,049,895
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	11,981,250
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group,
Series A, 6.125%, 10/01/39	5,000,000	4,950,200
		28,060,670
New Jersey 3.1%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	9,899,010
Health Care Facilities Financing Authority Revenue, Englewood Hospital, NATL Insured,
5.00%, 8/01/23	5,000,000	5,059,250
New Jersey EDA Lease Revenue, International Center for Public Health Project, University
of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,003,200
New Jersey EDA Revenue,
Cigarette Tax, 5.75%, 6/15/29	20,000,000	19,694,000
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,300,500
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,100,700
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	7,500,000	7,531,800
School Facilities Construction, Series O, 5.125%, 3/01/28	20,000,000	20,883,600
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	22,602,360
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,303,100
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
6/15/25	20,305,000	21,832,139
6/15/26	8,000,000	8,569,280
6/15/27	4,000,000	4,255,080
6/15/28	2,000,000	2,118,200
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
10/01/28	6,995,000	7,529,698
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	39,505,000	44,018,051
Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	26,283,403
Series D, 5.25%, 12/15/23	50,000,000	56,363,500

34 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
5.15% thereafter, 1/01/35	$10,000,000	$8,634,300
Series E, 5.25%, 1/01/40	13,925,000	14,618,326
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 5.75%, 6/01/32	12,810,000	13,214,924
		323,814,421
New Mexico 0.1%
New Mexico Finance Authority Revenue, New Mexico Finance Authority, Series B, 5.50%,
6/01/39	9,735,000	9,735,000
New York 6.2%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,053,500
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	6,553,920
5.25%, 11/15/29	4,000,000	4,354,920
5.25%, 11/15/30	3,000,000	3,251,160
5.00%, 11/15/34	15,000,000	15,800,400
MTA Revenue,
Refunding, Series E, 5.25%, 11/15/31	10,000,000	10,253,900
Refunding, Series U, 5.125%, 11/15/31	20,720,000	21,209,199
Series A, 5.00%, 11/15/37	25,000,000	25,640,250
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	15,668,700
Transportation, Series C, 6.50%, 11/15/28	15,000,000	17,630,550
MTA Transit Facilities Revenue, Service Contract, Series 8, Pre-Refunded, 5.375%,
7/01/21	15,000,000	16,234,200
New York City GO,
Refunding, Series C, 5.00%, 8/01/23	24,620,000	27,871,810
Refunding, Series H, 6.125%, 8/01/25	5,000	5,018
Series D, 8.00%, 8/01/16	5,000	5,086
Series D, 5.50%, 6/01/24	16,085,000	16,433,723
Series D, Pre-Refunded, 5.50%, 6/01/24	7,855,000	8,091,985
Series E, 6.50%, 12/01/12	20,000	20,701
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,750,700
Series F, 5.25%, 1/15/23	10,065,000	10,503,331
Series F, Pre-Refunded, 5.25%, 1/15/23	9,935,000	10,519,873
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,578,150
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,391,100
Second General Resolution, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	70,298,190
Series A, 5.75%, 6/15/40	6,000,000	6,794,760
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,454,200
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,826,880
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,004,469
Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	37,038,050

Semiannual Report | 35

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30	$170,000	$172,349
Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30	7,330,000	7,403,300
Future Tax Secured, Series D, 5.00%, 2/01/27	9,590,000	9,893,523
Future Tax Secured, Series D, Pre-Refunded, 5.00%, 2/01/27	410,000	433,493
sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	15,000,000	15,972,150
New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
AMBAC Insured, 5.125%, 7/01/31	8,000,000	8,082,240
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,286,400
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America
Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,124,000
New York Liberty Development Corp. Revenue,
5.50%, 10/01/37	24,995,000	25,480,653
Goldman Sachs Headquarters, 5.25%, 10/01/35	14,000,000	14,287,560
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
Series A, 5.00%, 7/01/41	10,000,000	10,548,100
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community
Colleges,
6.00%, 7/01/31	23,215,000	26,018,443
Refunding, Series A, 5.00%, 7/01/28	1,535,000	1,536,996
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	370,000	370,870
6.125%, 11/01/20	305,000	305,537
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1,
5.00%, 3/15/36	5,000,000	5,283,400
Onondaga County GO, 5.875%, 2/15/12	300,000	304,845
Triborough Bridge and Tunnel Authority Revenues,
General, Series A-2, 5.25%, 11/15/34	7,500,000	8,045,925
General Purpose, 5.25%, 11/15/38	25,000,000	26,603,250
General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/27	5,000,000	5,038,650
General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32	3,085,000	3,108,847
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	19,002,600
General Purpose, Series X, ETM, 6.625%, 1/01/12	1,055,000	1,065,909
General Purpose, Series Y, ETM, 6.00%, 1/01/12	200,000	201,866
		649,809,631
North Carolina 2.4%
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,096,660
Charlotte COP,
Refunding, Series C, 5.00%, 6/01/34	13,000,000	13,565,630
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,305,823
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,521,187
Refunding, Series B, 6.25%, 1/01/23	39,030,000	48,221,955
Refunding, Series D, 5.125%, 1/01/23	12,000,000	12,218,040
Refunding, Series D, 5.125%, 1/01/26	3,000,000	3,037,410
Series A, 5.50%, 1/01/26	4,500,000	4,913,505

36 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Semiannual Report | 37

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded,
5.00%, 12/01/34	$4,000,000	$4,716,280
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	29,370,000	30,566,827
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
12/01/31	8,000,000	8,150,400
12/01/36	13,725,000	13,853,054
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,825,600
Pollution Control, FirstEnergy Solutions Corp., Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,484,045
Ohio State GO, Series A, 5.375%, 9/01/28	10,000,000	11,031,600
Ohio State Water Development Authority Pollution Control Facilities Revenue, FirstEnergy
Solutions Corp., Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,569,490
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	17,375,530
		236,801,024
Oregon 1.0%
Lane County School District No. 19 Springfield GO, Refunding, NATL RE, FGIC Insured,
6.00%, 10/15/13	1,250,000	1,367,837
Oregon Health and Science University Revenue, Series A,
5.75%, 7/01/39	5,000,000	5,424,500
NATL Insured, 5.00%, 7/01/26	10,500,000	10,618,650
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
4.50%, 11/15/32	30,000,000	30,861,600
Oregon State EDR, Georgia-Pacific Corp. Project,
Refunding, Series 183, 5.70%, 12/01/25	3,500,000	3,500,140
Series CLVII, 6.35%, 8/01/25	5,500,000	5,501,045
Oregon State GO, State Board of Higher Education, Series A, 5.00%,
8/01/26	6,630,000	7,281,000
8/01/27	6,955,000	7,609,048
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	26,467,750
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,324,605
		110,956,175
Pennsylvania 3.1%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	14,816,904
Coatesville School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,896,107
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,542,850
Erie Water Authority Water Revenue, Series A, NATL Insured, Pre-Refunded, 5.20%,
12/01/30	18,700,000	18,771,995
Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life
Communities Inc. Obligated Group, 5.25%, 11/15/28	2,500,000	2,426,025
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital
Project, Series A, 5.375%, 8/15/28	5,000,000	5,037,700
Northampton County General Purpose Authority Revenue, County Agreement, AGMC Insured,
5.25%, 10/01/30	12,150,000	12,445,488
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	20,000,000	21,860,400

38 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Water Facility Revenue,
American Water Co. Project, 6.20%, 4/01/39	$12,500,000	$13,934,375
Aqua Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,919,800
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University,
Refunding, NATL Insured, 5.00%, 4/01/33	13,225,000	13,646,481
Pennsylvania State Turnpike Commission Turnpike Revenue,
5.00%, 12/01/38	20,000,000	20,932,200
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	4,197,450
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,650,250
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,741,650
Series B, 5.75%, 6/01/39	20,000,000	21,298,800
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,073,350
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	11,494,560
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
5.30%, 1/01/18	1,860,000	1,865,208
5.35%, 1/01/23	5,690,000	5,705,932
5.375%, 1/01/28	3,700,000	3,702,072
Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29	4,500,000	4,787,370
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%,
4/15/29	10,965,000	11,082,326
4/15/30	12,000,000	12,116,880
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	27,243,000
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,077,760
5.00%, 1/01/26	5,000,000	5,279,700
5.00%, 1/01/27	1,750,000	1,835,715
5.25%, 1/01/32	5,000,000	5,242,700
NATL RE, FGIC Insured, 5.00%, 11/01/31	8,995,000	9,048,700
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional
Enterprise Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	18,036,540
		328,710,288
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%,
8/01/30	7,990,000	8,250,794
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
5.50%, 5/15/27	17,300,000	19,103,352
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	620,000	620,911
Refunding, Series 25-A, 4.95%, 10/01/16	75,000	75,091
Series 10-A, 6.50%, 10/01/22	475,000	475,418
Series 10-A, 6.50%, 4/01/27	265,000	265,204
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,418,273
7/01/30	14,965,000	15,003,610

Semiannual Report | 39

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facility
Revenue,
Brown University Rhode Island, Refunding, Series A, 5.00%, 9/01/39	$9,000,000	$9,750,240
New England Institute of Technology, Series A, 5.125%, 3/01/40	16,435,000	16,944,978
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of
Rhode Island, Refunding, Series G, AMBAC Insured, 5.00%, 9/15/30	10,000,000	10,210,700
Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21	500,000	513,095
Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21	6,075,000	6,328,753
Hospital Financing, Lifespan Obligated Group, Refunding, Series A, AGMC Insured,
5.00%, 5/15/26	5,000,000	5,105,500
Hospital Financing, Lifespan Obligated Group, Refunding, Series A, AGMC Insured,
5.00%, 5/15/32	14,440,000	14,503,680
Hospital Financing, Lifespan Obligated Group, Series A, 7.00%, 5/15/39	8,200,000	9,099,376
		128,668,975
South Carolina 2.0%
Anderson County School District No. 5 GO, 5.00%, 2/01/36	11,415,000	12,209,256
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
District, 5.25%, 12/01/30	8,000,000	8,326,720
Dorchester County Waterworks and Sewer System Revenue, Refunding and Improvement,
NATL Insured, 5.00%, 10/01/28	8,000,000	8,082,400
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for
Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	7,933,125
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,033,445
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
Project, 5.00%, 12/01/26	12,300,000	12,523,983
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
Mortgage, Refunding, Series A, NATL Insured, 5.00%, 8/15/31	12,720,000	12,787,925
Newberry Investing in Children’s Education Installment Revenue, Newberry County School
District Project, 5.00%, 12/01/30	4,000,000	4,057,240
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,721,300
Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School
District, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,643,312
Scago Educational Facilities Corp. for Chesterfield School District Revenue, School Project,
Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,806,375
Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
Assured Guaranty, 5.00%,
12/01/25	3,340,000	3,474,869
12/01/26	4,000,000	4,143,000
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
Project, AGMC Insured, 5.00%,
12/01/25	18,900,000	20,009,430
12/01/31	10,000,000	10,339,000
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A,
AGMC Insured, 5.00%, 8/01/35	20,000,000	19,617,000

40 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Semiannual Report | 41

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

42 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Semiannual Report | 43

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

44 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding, Series D,
AGMC Insured, 5.20%, 1/01/23	$6,000,000	$6,022,920
King County GO, Limited Tax, Sewer, 5.125%, 1/01/33	10,000,000	10,961,300
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,251,950
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,620,413
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%,
12/01/36	10,000,000	10,343,600
Pierce County School District No. 403 Bethel GO, NATL RE, FGIC Insured, Pre-Refunded,
5.25%, 12/01/22	5,000,000	5,265,000
Port of Seattle Revenue, Refunding, Series A,
NATL Insured, 5.00%, 7/01/33	10,000,000	10,104,100
NATL RE, FGIC Insured, 5.00%, 4/01/31	21,680,000	21,692,574
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16	110,000	110,977
Snohomish County USD No. 6 GO, 6.50%, 12/01/11	2,550,000	2,562,572
Twenty-Fifth Avenue Properties Washington Student Housing Revenue, NATL Insured,
5.125%, 6/01/22	2,925,000	2,944,188
5.25%, 6/01/33	9,770,000	9,789,931
Washington State GO,
5.00%, 6/01/33	5,000,000	5,402,700
Motor Vehicle Fuel Tax, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/27	10,000,000	10,427,300
Series A, NATL RE, FGIC Insured, 5.00%, 7/01/27	10,000,000	10,427,300
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	48,078,790
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services, 6.75%, 7/01/29	5,000,000	5,217,750
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,864,875
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	17,861,688
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,248,037
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,612,605
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/36	9,750,000	9,838,237
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%,
10/01/33	10,000,000	10,480,800
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
10/01/36	250,000	291,663
Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	15,130,720
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,098,400
Washington State Higher Education Facilities Authority Revenue, Whitworth University
Project, Refunding,
5.375%, 10/01/29	3,000,000	2,994,720
5.875%, 10/01/34	6,000,000	6,130,860
Washington State Public Power Supply System Revenue,
Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12	7,700,000	8,003,303
Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14	12,450,000	12,021,595
Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14	2,550,000	2,488,469
Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12	6,400,000	6,357,120
Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13	11,000,000	10,792,430
		422,862,483

Semiannual Report | 45

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	$9,000,000	$8,639,730
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,960,240
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	9,843,571
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,343,900
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
Series B, AMBAC Insured, 5.00%, 11/01/29	7,500,000	7,743,750
West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
NATL RE, FGIC Insured, 5.00%, 10/01/34	10,000,000	10,305,200
		61,836,391
Wisconsin 0.8%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17	2,200,000	2,208,690
Monroe RDAR, 6.00%, 2/15/39	11,790,000	12,117,408
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	28,502,589
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, 5.00%, 10/01/30	2,150,000	2,253,823
Marquette University, Refunding, 5.00%, 10/01/30	6,865,000	7,196,511
Marquette University, Refunding, 5.00%, 10/01/33	1,500,000	1,551,585
Marquette University, Refunding, Series B2, 5.00%, 10/01/30	3,470,000	3,637,566
Marquette University, Series B3, 5.00%, 10/01/33	1,750,000	1,810,183
Ministry Health, AGMC Insured, 5.00%, 8/01/31	1,500,000	1,529,040
Ministry Health, AGMC Insured, 5.00%, 8/01/34	8,000,000	8,083,600
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	9,794,500
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,121,250
		83,806,745
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A,
5.75%, 7/15/39	5,500,000	5,931,695
U.S. Territories 2.9%
Puerto Rico 2.8%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
Refunding, 5.375%, 5/15/33	18,570,000	17,454,129
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	72,586,500
5.50%, 7/01/36	7,000,000	8,353,380
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series K, 5.00%, 7/01/30	19,190,000	19,027,844
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	15,000,000	15,133,950
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%,
7/01/19	720,000	735,926
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.25%, 7/01/27	3,265,000	3,272,967
Refunding, Series N, 5.00%, 7/01/37	20,000,000	19,027,800
Series D, Pre-Refunded, 5.25%, 7/01/27	8,735,000	9,010,240

46 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2011 (unaudited) (continued)

Semiannual Report | 47

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities

October 31, 2011 (unaudited)

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the six months ended October 31, 2011 (unaudited)

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 228,331,639	$ 473,883,527
Net realized gain (loss) from investments	4,437,581	1,683,439
Net change in unrealized appreciation (depreciation) on investments	467,427,238	(426,768,674)
Net increase (decrease) in net assets resulting from operations	700,196,458	48,798,292
Distributions to shareholders from:		
Net investment income:		
Class A	(179,028,866)	(376,841,889)
Class B	(476,685)	(2,062,015)
Class C	(22,224,364)	(47,762,286)
Advisor Class	(25,964,942)	(44,240,036)
Total distributions to shareholders	(227,694,857)	(470,906,226)
Capital share transactions: (Note 2)		
Class A	(98,078,751)	(513,172,405)
Class B	(13,378,693)	(46,616,223)
Class C	4,810,296	(54,440,965)
Advisor Class	32,071,862	241,761,700
Total capital share transactions	(74,575,286)	(372,467,893)
Net increase (decrease) in net assets	397,926,315	(794,575,827)
Net assets:		
Beginning of period	10,151,145,526	10,945,721,353
End of period	$10,549,071,841	$10,151,145,526
Undistributed net investment income included in net assets:		
End of period	$ 11,498,395	$ 10,861,613

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund

52 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
b.	Securities Purchased on a When-Issued Basis (continued)

will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of October 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Semiannual Report | 53

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued) e. Insurance (continued)

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

54 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Semiannual Report | 55

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended October 31, 2011, the Fund paid transfer agent fees of $2,596,639, of which $1,150,843 was retained by Investor Services.

56 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2011, the Fund deferred realized capital losses of $8,896,004.

At October 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts, non-deductible expenses, regulatory settlements and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2011, aggregated $273,538,240 and $448,161,191, respectively.

6. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on

Semiannual Report | 57

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

6. CREDIT FACILITY (continued)

January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended October 31, 2011, the Fund did not use the Global Credit Facility.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were valued using Level 2 inputs.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted

58 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

8. NEW ACCOUNTING PRONOUNCEMENTS (continued)

Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 59

Franklin Federal Tax-Free Income Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

60 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Federal Tax-Free Income Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

116 S 12/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Code of Ethics
(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. FergersonChief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. FergersonChief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 28, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date December 28, 2011